FAIR VALUE MEASUREMENTS (Tables)	4 Months Ended
Sep. 30, 2020
Fair Value Disclosures [Abstract]
Summary Company's Assets that are Measured at Fair Value on a Recurring Basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	September 30, 2020
Assets:
Marketable securities held in Trust Account	1	$200,001,752